Leases - Schedule of Lease Term, Discount Rates, and Additional Information for Operating (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Weighted-average remaining lease term - operating leases (years)	1 year 10 months 13 days	2 years 11 months 1 day
Weighted-average discount rate - operating leases	4.50%	4.50%
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating leases	$ 315	$ 210